COLUMBIA FUNDS INSTITUTIONAL TRUST
                     Registration Nos. 033-30394; 811-05857

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)

                            CMG Strategic Equity Fund
                            CMG Small Cap Growth Fund
                             CMG Small/Mid Cap Fund
                          CMG International Stock Fund
                               CMG Core Bond Fund
                               CMG High Yield Fund
                            CMG Short Term Bond Fund
                         CMG Enhanced S&P 500 Index Fund
                            CMG Large Cap Value Fund
                            CMG Large Cap Growth Fund
                             CMG Mid Cap Value Fund
                             CMG Mid Cap Growth Fund
                            CMG Small Cap Value Fund
                         CMG Ultra Short Term Bond Fund
                             (together the "Funds")

                  The undersigned hereby certifies on behalf of Columbia Funds Institutional Trust (the "Trust") that the forms of prospectuses and statements of additional information for the Funds that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statements of additional information contained in Post-Effective Amendment No. 37 under the 1933 Act and Amendment No. 36 under the 1940 Act, the text of which was filed electronically on November 26, 2008.

                  IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 4th day of December, 2008.


                                             COLUMBIA FUNDS INSTITUTIONAL TRUST




                                             /s/ Peter T. Fariel
                                             ----------------------------------
                                             Peter T. Fariel
                                             Assistant Secretary